Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule Representing Cash and Cash Equivalents

	2023 £m	2022 £m
Cash and bank balances	3,247	3,116
Cash equivalents	1,412	330
	4,659	3,446

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies	Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2023 £m	2022 £m
Functional currency	4,147	2,979
US dollar	373	207
Euro	81	129
Other currencies	58	131
	4,659	3,446

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest	In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2023 £m	2022 £m
Cash and cash equivalents as above	4,659	3,446
Less overdrafts and accrued interest	(142)	(109)
Net cash and cash equivalents	4,517	3,337